Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Details Narrative
Amortization Expenses	$ 25,208	$ 5,908
Future amortization Year 1	39,000
Future amortization Year 2	39,000
Future amortization Year 3	39,000
Future amortization Year 4	39,000
Future amortization Year 5	$ 39,000